LORD ABBETT SECURITIES TRUST

Lord Abbett International Equity Fund

Lord Abbett International Opportunities Fund

Supplement dated October 14, 2019 to the

Prospectus and Statement Additional Information dated March 1, 2019, as supplemented

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 68 of the prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Matthias A. Knerr, Portfolio Manager	2019
Sue Kim, Director of Global and Emerging Market Equities	2019
Todd D. Jacobson, Partner and Portfolio Manager	2017

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 78 of the prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Todd D. Jacobson, Partner and Portfolio Manager	2005
Vincent J. McBride, Partner and Portfolio Manager	2005

The following paragraph replaces the sixth paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 209 of the prospectus:

International Equity Fund. Matthias A. Knerr, Portfolio Manager, heads the Fund’s team. Mr. Knerr joined Lord Abbett in 2018 and has been a member of the team since 2019. Mr. Knerr was formerly a Senior Portfolio Manager at Shelton Capital Management from 2014 to 2018. Assisting Mr. Knerr are Sue Kim, Director of Global and Emerging Market Equities, and Todd D. Jacobson, Partner and Portfolio Manager. Ms. Kim and Mr. Jacobson joined Lord Abbett in 2015 and 2003, respectively, and have been members of the Fund’s team since 2019 and 2017, respectively. Messrs. Knerr and Jacobson and Ms. Kim are jointly and primarily responsible for the day-to-day management of the Fund.

The following paragraph replaces the seventh paragraph under “Management and Organization of the Fund – Portfolio Managers” beginning on page 209 of the prospectus:

International Opportunities Fund. Todd D. Jacobson, Partner and Portfolio Manager, heads the Fund’s team. Mr. Jacobson joined Lord Abbett in 2003 and has been a member of the team since 2005. Mr. Jacobson is primarily responsible for the day-to-day management of the Fund. Vincent J. McBride, Partner and Portfolio Manager, is a senior member of the team. Mr. McBride joined Lord Abbett in 2003 and has been a member of the team since 2005.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” on page 7-2 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
International Equity Fund
Matthias A. Knerr[1]	0	0	0	0	0	0
Sue Kim[1]	1	7.5	1	4.3	0	0
Todd D. Jacobson	4	1,623.8	4	253.6	0	0

International Opportunities Fund
Todd D. Jacobson	4	1,401.9	4	253.6	0	0
Vincent J. McBride	2	780.9	4	253.6	0	0
[1] Data is provided as of September 30, 2019.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
International Equity Fund
Matthias A. Knerr	$0
Sue Kim[1]	$0
Todd D. Jacobson	$100,001 - $500,000

International Opportunities Fund
Todd D. Jacobson	$100,001 - $500,000
Vincent J. McBride	$100,001 - $500,000
[1] Data is provided as of September 30, 2019.

Please retain this document for your future reference.

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